INSURANCE COVERAGE	12 Months Ended
Dec. 31, 2022
Insurance Coverage
INSURANCE COVERAGE

33.	INSURANCE COVERAGE

The Company’s policy for insurance considers the concentration and relevance of the risks identified in its risk management program.

		12.31.22
Assets covered	Coverage	Amount of coverage

Operational risks	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.	3,185,640
Transport of goods	Coverage of goods in transit and in inventories.	788,279
Civil responsability	Third party complaints.	417,416

Each legal entity has its own coverages, which are not complementary.